DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 24,905	¥ 25,403
Deferred tax liabilities	(14,098)	(9,657)
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,546	2,563
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,142	1,808
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	116	1,131
Deferred tax liabilities	(384)	(27)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,463	15,427
Deferred tax liabilities	(12,317)	(8,666)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,594	3,709
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	131	117
Deferred tax liabilities	(7)	(1)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	595	474
Deferred tax liabilities	(508)	(535)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	318	174
Deferred tax liabilities	¥ (882)	¥ (428)